Borrowing - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term borrowings:
Short-term borrowings	$ 19,923	¥ 130,000	¥ 320,000
Long-term borrowings:
Long-term borrowing			80,000
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One
Short-term borrowings:
Maturity	December 2020
Principal Amount		¥ 415,000
Short-term borrowings			320,000
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One | Minimum
Short-term borrowings:
Annual Interest Rate	4.15%	4.15%
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt One | Maximum
Short-term borrowings:
Annual Interest Rate	4.35%	4.35%
Bank of Jiangsu Co Ltd Beijing Branch | Short Term Debt Two
Short-term borrowings:
Annual Interest Rate	4.05%	4.05%
Maturity	April 2021
Principal Amount		¥ 50,000
Short-term borrowings		¥ 50,000
SPD Silicon Valley Bank | Short Term Debt One
Short-term borrowings:
Annual Interest Rate	3.55%	3.55%
Maturity	April 2021
Principal Amount		¥ 80,000
Short-term borrowings		¥ 80,000
SPD Silicon Valley Bank | Long-term Debt
Short-term borrowings:
Annual Interest Rate	3.55%	3.55%
Maturity	April 2021
Principal Amount		¥ 80,000
Long-term borrowings:
Long-term borrowing			¥ 80,000